Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	108 Months Ended	132 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000120656_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Series Opportunistic Insights Fund
C000120656_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	$ 10,000
C000120656_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,133
C000120656_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,474
C000120656_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,222
C000120656_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,258
C000120656_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	22,639
C000120656_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	28,255
C000120656_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,985
C000120656_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,952
C000120656_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	38,113
C000120656_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	47,109
C000120656_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
C000120656_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000120656_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,274
C000120656_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,656
C000120656_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,940
C000120656_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,954
C000120656_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,495
C000120656_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	25,754
C000120656_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,808
C000120656_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,209
C000120656_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,448
C000120656_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	38,012
C000182865_LG_ClassMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		Fidelity® Contrafund® K6
C000182865_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182865_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,377
C000182865_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	11,132
C000182865_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,584
C000182865_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	19,080
C000182865_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	23,685
C000182865_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,262
C000182865_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	23,764
C000182865_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	32,170
C000182865_LG_1_AdditionalIndexMember_9YRMember
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
C000182865_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	10,000
C000182865_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	11,202
C000182865_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	10,710
C000182865_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	14,083
C000182865_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	16,674
C000182865_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,460
C000182865_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	17,574
C000182865_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	22,193
C000182865_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	27,746
C000016601_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Fidelity® Contrafund®
C000016601_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000016601_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,336
C000016601_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,666
C000016601_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,375
C000016601_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,385
C000016601_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	23,049
C000016601_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	28,665
C000016601_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,564
C000016601_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	28,652
C000016601_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	38,958
C000016601_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	47,453
C000016601_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000016601_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000016601_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000016601_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000016601_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000016601_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000016601_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000016601_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000016601_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000016601_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000016601_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000016601_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000064233_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class K
C000064233_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064233_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,348
C000064233_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,695
C000064233_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,411
C000064233_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,457
C000064233_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	23,163
C000064233_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	28,820
C000064233_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	20,688
C000064233_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	28,852
C000064233_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	39,255
C000064233_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	47,861
C000064233_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000064233_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000064233_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000064233_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000064233_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000064233_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000064233_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000064233_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000064233_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000064233_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000064233_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000064233_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000130145_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class Z
C000130145_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000130145_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,668
C000130145_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,707
C000130145_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,155
C000130145_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,048
C000130145_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	21,156
C000130145_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,400
C000130145_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,215
C000130145_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	26,216
C000130145_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,496
C000130145_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	43,723
C000130145_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000130145_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000130145_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000130145_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000130145_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000130145_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000130145_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000130145_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000130145_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000130145_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000130145_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000130145_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000016599_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class M
C000016599_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,650
C000016599_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,230
C000016599_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,059
C000016599_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,454
C000016599_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,040
C000016599_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,781
C000016599_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,528
C000016599_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,748
C000016599_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	24,065
C000016599_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,384
C000016599_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,642
C000016599_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000016599_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000016599_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000016599_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000016599_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000016599_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000016599_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000016599_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000016599_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000016599_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000016599_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000016599_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000016600_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class I
C000016600_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000016600_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,655
C000016600_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,671
C000016600_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,105
C000016600_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,961
C000016600_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	21,025
C000016600_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,201
C000016600_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	19,053
C000016600_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	25,962
C000016600_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	35,105
C000016600_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	43,191
C000016600_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000016600_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000016600_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000016600_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000016600_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000016600_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000016600_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000016600_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000016600_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000016600_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000016600_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000016600_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000016598_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class C
C000016598_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000016598_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,549
C000016598_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,396
C000016598_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,711
C000016598_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	16,289
C000016598_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,993
C000016598_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,663
C000016598_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,754
C000016598_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,943
C000016598_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,300
C000016598_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,637
C000016598_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000016598_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000016598_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000016598_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000016598_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000016598_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000016598_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000016598_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000016598_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000016598_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000016598_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000016598_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,827
C000016596_LG_ClassMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			Class A
C000016596_ClassMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	9,425
C000016596_ClassMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	10,019
C000016596_ClassMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	12,823
C000016596_ClassMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	12,256
C000016596_ClassMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	15,828
C000016596_ClassMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	19,570
C000016596_ClassMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	24,325
C000016596_ClassMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	17,641
C000016596_ClassMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	23,983
C000016596_ClassMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	32,354
C000016596_ClassMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	39,704
C000016596_LG_1_AdditionalIndexMember_11YRMember
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
C000016596_1_AdditionalIndexMember_AsOf_2015Member
Account Value [Line Items]
Accumulated Value	10,000
C000016596_1_AdditionalIndexMember_AsOf_2016Member
Account Value [Line Items]
Accumulated Value	11,196
C000016596_1_AdditionalIndexMember_AsOf_2017Member
Account Value [Line Items]
Accumulated Value	13,640
C000016596_1_AdditionalIndexMember_AsOf_2018Member
Account Value [Line Items]
Accumulated Value	13,042
C000016596_1_AdditionalIndexMember_AsOf_2019Member
Account Value [Line Items]
Accumulated Value	17,149
C000016596_1_AdditionalIndexMember_AsOf_2020Member
Account Value [Line Items]
Accumulated Value	20,304
C000016596_1_AdditionalIndexMember_AsOf_2021Member
Account Value [Line Items]
Accumulated Value	26,132
C000016596_1_AdditionalIndexMember_AsOf_2022Member
Account Value [Line Items]
Accumulated Value	21,399
C000016596_1_AdditionalIndexMember_AsOf_2023Member
Account Value [Line Items]
Accumulated Value	27,025
C000016596_1_AdditionalIndexMember_AsOf_2024Member
Account Value [Line Items]
Accumulated Value	33,786
C000016596_1_AdditionalIndexMember_AsOf_2025Member
Account Value [Line Items]
Accumulated Value	$ 39,827